Credit Facilities - National Properties Narrative (Details)		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Principal	$ 670,975,000	$ 670,975,000			$ 656,955,000
MSG National Properties LLC
Debt Instrument [Line Items]
Debt covenant, minimum consolidated liquidity						$ 50,000,000
MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Principal	670,975,000	670,975,000	$ 640,887,000
Loss on extinguishment of debt		35,629,000	$ 0	$ 0
MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt covenant, minimum consolidated liquidity						$ 50,000,000
National Properties Revolving Credit Facility [Member] | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 25,000,000	$ 25,000,000
Line of Credit Facility, Expiration Date		Jun. 30, 2027
National Properties Loan Facility [Member] | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	5.25%
Base Rate | National Properties Loan Facility [Member] | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Debt Bearing Interest Rate Percentage	3.50%	3.50%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | National Properties Loan Facility [Member] | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Debt Bearing Interest Rate Percentage	1.63%	1.63%
London Interbank Offered Rate (LIBOR) | National Properties Loan Facility [Member] | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	6.25%
Debt Bearing Interest Rate Percentage	0.75%	0.75%
Minimum | Revolving Credit Facility | MSG National Properties LLC
Debt Instrument [Line Items]
Commitment fee percentage	0.30%
Minimum | Revolving Credit Facility | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Commitment fee percentage	0.30%
Minimum | Base Rate | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Maximum | Revolving Credit Facility | MSG National Properties LLC
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
Maximum | Revolving Credit Facility | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Commitment fee percentage	0.50%
Maximum | Base Rate | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Secured Debt | MSG National Properties LLC
Debt Instrument [Line Items]
Principal					629,687,000
National Properties June2022 Senior Secured Term Loan Agreement | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument term	5 years
Face amount	$ 100,000	$ 100,000
Principal					64,908,000
National Properties June2022 Senior Secured Term Loan Agreement | Revolving Credit Facility | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument term	5 years
Face amount	$ 100,000,000	100,000,000
Principal	$ 70,900,000	70,900,000
National Properties June2022 Senior Secured Term Loan Agreement | Loans Payable | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument term	5 years
National Properties June2022 Senior Secured Term Loan Agreement | Loans Payable | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument term	5 years
National Properties June2022 Senior Secured Term Loan Agreement | Senior Loans | MSG National Properties LLC
Debt Instrument [Line Items]
Face amount	$ 650,000	650,000
Principal					$ 7,992,000
National Properties June2022 Senior Secured Term Loan Agreement | Senior Loans | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Face amount	650,000,000	650,000,000
Principal	$ 6,631,000	6,631,000
National Properties Credit Agreement | MSG National Properties LLC
Debt Instrument [Line Items]
Debt Bearing Interest Rate Percentage					7.41%
National Properties Credit Agreement | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 35,600,000
National Properties Credit Agreement | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt Bearing Interest Rate Percentage	5.13%	5.13%
National Properties Credit Agreement | Debt Instrument, Redemption, Period One | Measurement Input, Leverage Ratio | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						2
National Properties Credit Agreement | Debt Instrument, Redemption, Period One | Measurement Input, Leverage Ratio | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						2
National Properties Credit Agreement | Debt Instrument, Redemption, Period Two | Measurement Input, Leverage Ratio | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						2.5
National Properties Credit Agreement | Debt Instrument, Redemption, Period Two | Measurement Input, Leverage Ratio | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						2.5
National Properties Credit Agreement | Debt Instrument, Redemption, Period Four | Measurement Input, Leverage Ratio | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						5.5
National Properties Credit Agreement | Debt Instrument, Redemption, Period Four | Measurement Input, Leverage Ratio | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						5.5
National Properties Credit Agreement | Debt Instrument, Redemption, Period Three | Measurement Input, Leverage Ratio | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						6
National Properties Credit Agreement | Debt Instrument, Redemption, Period Three | Measurement Input, Leverage Ratio | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						6
National Properties Credit Agreement | Debt Instrument, Redemption, Period Five | Measurement Input, Leverage Ratio | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						4.5
National Properties Credit Agreement | Debt Instrument, Redemption, Period Five | Measurement Input, Leverage Ratio | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Debt instrument, measurement input						4.5
National Properties Credit Agreement | Minimum | Base Rate | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
National Properties Credit Agreement | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Credit Agreement | Minimum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Credit Agreement | Maximum | Base Rate | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
National Properties Credit Agreement | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
National Properties Credit Agreement | Maximum | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | MSGE SPINCO, INC [Member] | MSG National Properties LLC
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
National Properties Credit Agreement | Secured Debt | Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage					2.50%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage					(0.625%)
National Properties Credit Agreement | Secured Debt | Debt Instrument, Redemption, Period One | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage					2.50%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage					0.625%
National Properties Credit Agreement | Secured Debt | Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage					5.00%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage					(1.25%)
National Properties Credit Agreement | Secured Debt | Debt Instrument, Redemption, Period Two | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Prepayment premium, debt instrument, interest rate, stated percentage					5.00%
Prepayment premium, debt instrument, interest rate per quarter, stated percentage					1.25%